CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Gold and copper mineral reserves assumption [Table Text Block]	We estimate our future production levels, including mineral reserves and resources based on information compiled by qualified persons as defined in accordance with the Canadian Securities Administrators’ National Instrument 43-101 - Standards of Disclosure for Mineral Projects requirements. To calculate our gold and copper mineral reserves, as well as measured, indicated, and inferred mineral resources, we have used the following assumptions. Refer to notes 19 and 21.

	As at December 31, 2024	As at December 31, 2023
Gold ($/oz)
Mineral reserves	$1,400	$1,300
Measured, indicated and inferred	1,900	1,700
Copper ($/lb)
Mineral reserves	3.00	3.00
Measured, indicated and inferred	4.00	4.00